Other Tax Receivables - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 2,801,167		R$ 1,743,038
Comgas [member] | PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	956,338	R$ 957,663
Principal amount	563,175	573,462
Monetary restatement	393,213	R$ 382,201
Comgas [member] | PIS and COFINS [member] | Provision for uncertain tax liabilities [member]
Trade and Other Current Receivables [line items]
Provisioned amount	638,975
Provisioned amount, principal	375,565
Provisioned amount, monetary restatement	R$ 263,410